Portfolio of investments
(unaudited)
Lifestyle Income Fund August 31, 2022

Lifestyle Income Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
FIXED INCOME—39.9%
1,845,730
TIAA-CREF Core Bond Fund $ 17,183,751
1,843,044
TIAA-CREF Core Plus Bond Fund 17,195,597
TOTAL FIXED INCOME 34,379,348
INTERNATIONAL EQUITY—6.9%
30,298
Nuveen International Growth Fund 1,221,626
103,295
TIAA-CREF Emerging Markets Equity Fund 779,875
168,367
TIAA-CREF International Equity Fund 1,843,621
97,025
TIAA-CREF International Opportunities Fund 1,276,851
92,011
TIAA-CREF Quant International Small-Cap Equity Fund 856,622
TOTAL INTERNATIONAL EQUITY 5,978,595
SHORT-TERM FIXED INCOME—40.3%
3,498,253
TIAA-CREF Short-Term Bond Fund 34,737,651
TOTAL SHORT-TERM FIXED INCOME 34,737,651
U.S. EQUITY—12.9%
23,262
Nuveen Dividend Growth Fund 1,173,808
150,359
Nuveen Dividend Value Fund 2,138,100
70,933
Nuveen Growth Opportunities ETF 1,342,053
84,623
TIAA-CREF Growth & Income Fund 1,172,879
76,809
TIAA-CREF Large-Cap Growth Fund 1,342,630
110,947
TIAA-CREF Large-Cap Value Fund 2,135,722
27,577
TIAA-CREF Quant Small-Cap Equity Fund 450,606
106,247
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,368,457
TOTAL U.S. EQUITY 11,124,255
TOTAL AFFILIATED INVESTMENT COMPANIES 86,219,849
(Cost $91,459,067)
TOTAL INVESTMENTS—100.0% 86,219,849
(Cost $91,459,067)
OTHER ASSETS & LIABILITIES, NET—0.0% (9,497)
NET ASSETS—100.0% $ 86,210,352
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Conservative Fund August 31, 2022
Portfolio of investments
(unaudited)

Lifestyle Conservative Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
FIXED INCOME—40.0%
3,465,219
TIAA-CREF Core Bond Fund $ 32,261,192
10,381,166
TIAA-CREF Core Plus Bond Fund 96,856,282
TOTAL FIXED INCOME 129,117,474
INTERNATIONAL EQUITY—13.9%
227,331
Nuveen International Growth Fund 9,165,978
777,533
TIAA-CREF Emerging Markets Equity Fund 5,870,374
1,263,461
TIAA-CREF International Equity Fund 13,834,902
728,745
TIAA-CREF International Opportunities Fund 9,590,288
690,906
TIAA-CREF Quant International Small-Cap Equity Fund 6,432,337
TOTAL INTERNATIONAL EQUITY 44,893,879
SHORT-TERM FIXED INCOME—20.2%
6,570,189
TIAA-CREF Short-Term Bond Fund 65,241,977
TOTAL SHORT-TERM FIXED INCOME 65,241,977
U.S. EQUITY—25.9%
206,180
Nuveen Dividend Growth Fund 10,403,833
1,017,499
Nuveen Dividend Value Fund 14,468,842
614,595
Nuveen Growth Opportunities ETF 11,628,137
753,824
TIAA-CREF Growth & Income Fund 10,447,998
667,842
TIAA-CREF Large-Cap Growth Fund 11,673,881
750,907
TIAA-CREF Large-Cap Value Fund 14,454,960
206,983
TIAA-CREF Quant Small-Cap Equity Fund 3,382,097
550,669
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,092,612
TOTAL U.S. EQUITY 83,552,360
TOTAL AFFILIATED INVESTMENT COMPANIES 322,805,690
(Cost $341,123,747)
TOTAL INVESTMENTS—100.0% 322,805,690
(Cost $341,123,747)
OTHER ASSETS & LIABILITIES, NET—0.0% 119,902
NET ASSETS—100.0% $ 322,925,592
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Moderate Fund August 31, 2022

Lifestyle Moderate Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—40.1%
22,904,346
TIAA-CREF Core Plus Bond Fund $ 213,697,553
TOTAL FIXED INCOME 213,697,553
INTERNATIONAL EQUITY—20.9%
565,442
Nuveen International Growth Fund 22,798,612
1,920,778
TIAA-CREF Emerging Markets Equity Fund 14,501,871
3,129,669
TIAA-CREF International Equity Fund 34,269,874
1,813,731
TIAA-CREF International Opportunities Fund 23,868,702
1,716,044
TIAA-CREF Quant International Small-Cap Equity Fund 15,976,365
TOTAL INTERNATIONAL EQUITY 111,415,424
U.S. EQUITY—38.9%
536,668
Nuveen Dividend Growth Fund 27,080,249
2,432,184
Nuveen Dividend Value Fund 34,585,656
1,595,437
Nuveen Growth Opportunities ETF 30,185,668
1,956,235
TIAA-CREF Growth & Income Fund 27,113,421
1,735,002
TIAA-CREF Large-Cap Growth Fund 30,327,838
1,794,941
TIAA-CREF Large-Cap Value Fund 34,552,619
513,252
TIAA-CREF Quant Small-Cap Equity Fund 8,386,540
1,164,389
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,997,335
TOTAL U.S. EQUITY 207,229,326
TOTAL AFFILIATED INVESTMENT COMPANIES 532,342,303
(Cost $561,159,180)
TOTAL INVESTMENTS—99.9% 532,342,303
(Cost $561,159,180)
OTHER ASSETS & LIABILITIES, NET—0.1% 417,167
NET ASSETS—100.0% $ 532,759,470
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Growth Fund August 31, 2022
Portfolio of investments
(unaudited)

Lifestyle Growth Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—20.1%
6,002,228
TIAA-CREF Core Plus Bond Fund $ 56,000,791
TOTAL FIXED INCOME 56,000,791
INTERNATIONAL EQUITY—27.9%
393,919
Nuveen International Growth Fund 15,882,827
1,335,869
TIAA-CREF Emerging Markets Equity Fund 10,085,812
2,183,825
TIAA-CREF International Equity Fund 23,912,884
1,266,618
TIAA-CREF International Opportunities Fund 16,668,686
1,198,366
TIAA-CREF Quant International Small-Cap Equity Fund 11,156,789
TOTAL INTERNATIONAL EQUITY 77,706,998
U.S. EQUITY—51.9%
385,063
Nuveen Dividend Growth Fund 19,430,275
1,665,004
Nuveen Dividend Value Fund 23,676,359
1,142,142
Nuveen Growth Opportunities ETF 21,609,327
1,400,146
TIAA-CREF Growth & Income Fund 19,406,017
1,233,841
TIAA-CREF Large-Cap Growth Fund 21,567,544
1,228,533
TIAA-CREF Large-Cap Value Fund 23,649,259
359,694
TIAA-CREF Quant Small-Cap Equity Fund 5,877,393
744,078
TIAA-CREF Quant Small/Mid-Cap Equity Fund 9,583,722
TOTAL U.S. EQUITY 144,799,896
TOTAL AFFILIATED INVESTMENT COMPANIES 278,507,685
(Cost $289,914,072)
TOTAL INVESTMENTS—99.9% 278,507,685
(Cost $289,914,072)
OTHER ASSETS & LIABILITIES, NET—0.1% 172,313
NET ASSETS—100.0% $ 278,679,998
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Aggressive Growth Fund August 31, 2022

Lifestyle Aggressive Growth Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
INTERNATIONAL EQUITY—34.9%
364,041
Nuveen International Growth Fund $ 14,678,144
1,238,987
TIAA-CREF Emerging Markets Equity Fund 9,354,350
2,017,238
TIAA-CREF International Equity Fund 22,088,758
1,171,471
TIAA-CREF International Opportunities Fund 15,416,556
1,107,370
TIAA-CREF Quant International Small-Cap Equity Fund 10,309,618
TOTAL INTERNATIONAL EQUITY 71,847,426
U.S. EQUITY—65.0%
360,685
Nuveen Dividend Growth Fund 18,200,182
1,522,675
Nuveen Dividend Value Fund 21,652,444
1,067,007
Nuveen Growth Opportunities ETF 20,187,772
1,313,833
TIAA-CREF Growth & Income Fund 18,209,719
1,159,354
TIAA-CREF Large-Cap Growth Fund 20,265,499
1,124,770
TIAA-CREF Large-Cap Value Fund 21,651,831
331,653
TIAA-CREF Quant Small-Cap Equity Fund 5,419,209
647,039
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,333,858
TOTAL U.S. EQUITY 133,920,514
TOTAL AFFILIATED INVESTMENT COMPANIES 205,767,940
(Cost $212,753,894)
TOTAL INVESTMENTS—99.9% 205,767,940
(Cost $212,753,894)
OTHER ASSETS & LIABILITIES, NET—0.1% 106,934
NET ASSETS—100.0% $ 205,874,874
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF Lifestyle Funds August 31, 2022
Notes to portfolios of investments
(unaudited)

Notes to portfolios of investments (unaudited)
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
As of
August 31, 2022
, all of the investments in the Funds were valued based on Level 1 inputs.
A13441-D (10/22)